Statement of shareholder's equity (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Contributed Capital	Total
Beginning Balance, Amount at Apr. 23, 2012
Shares issued to Parent, Shares	10,000
Shares issued to Parent, Amount	$ 10	$ 80
Contributed Capital				168,023	168,023
Common Stock issued for Cash, Amount					90
Net Loss			(167,190)		(167,190)
Ending Balance, Amount at Sep. 30, 2012	10	80	(167,190)	168,023	923
Ending Balance, Shares at Sep. 30, 2012	10,000
Contributed Capital				91,549	91,549
Net Loss			(91,839)		(91,839)
Ending Balance, Amount at Dec. 31, 2012	10	80	(259,029)	259,572	633
Ending Balance, Shares at Dec. 31, 2012	10,000
Contributed Capital				70,500	70,500
Net Loss			(70,505)		(70,505)
Ending Balance, Amount at Mar. 31, 2013	10	80	(329,534)	330,072	628
Beginning Balance, Shares at Mar. 31, 2013	10,000
Shares issued to Parent, Shares					50,000,000
Shares issued to Parent, Amount					20,000
Contributed Capital				57,854	57,854
Change in par value, common stock	(9)	9			0
Common Stock issued for Cash, Shares	50,000,000
Common Stock issued for Cash, Amount	5,000	15,000			20,000
Net Loss			(74,829)
Ending Balance, Amount at Jun. 30, 2013	5,001	15,089	(404,363)	387,926	3,653
Ending Balance, Shares at Jun. 30, 2013	50,010,000
Shares issued to Parent, Shares	1,500,000				100,000
Shares issued to Parent, Amount	150	70,048			100,000
Contributed Capital				59,932	59,932
Common Stock issued for Cash, Shares	100,000
Common Stock issued for Cash, Amount	10	99,990			100,000
Net Loss			(117,861)		(117,861)
Ending Balance, Amount at Sep. 30, 2013	5,161	185,127	(522,224)	447,858	115,922
Ending Balance, Shares at Sep. 30, 2013	51,610,000
Contributed Capital				45,000	45,000
Common Stock issued for Cash, Shares	300,000
Common Stock issued for Cash, Amount	30				300,000
Net Loss			(209,529)		(209,529)
Ending Balance, Amount at Dec. 31, 2013	$ 5,191	$ 485,097	$ (731,753)	$ 492,858	$ 251,393
Ending Balance, Shares at Dec. 31, 2013	51,910,000